QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224
 (Name and address of agent for service)

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 07/31

 Date of reporting period: 04/30/2011

ITEM 1. SCHEDULE OF INVESTMENTS

SHERWOOD FOREST LONG/SHORT FUND SCHEDULE OF INVESTMENTS April 30, 2011 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	EXCHANGE-TRADED FUNDS	77.17%

	COMMODITIES	8.78%
12,400	Powershares DB Agriculture Fund		422,344
36,600	PowerShares DB Commodity Index Tracking Fund		1,167,540
34,000	PowerShares DB Oil Fund		1,163,480
2,600	SPDR Gold Trust		396,136
			3,149,500

	FIXED INCOME	2.20%
8,400	Ishares Barclays 20+ Year Treasury Bond Fund		788,760

	CURRENCY	1.70%
1,800	CurrencyShares Australian Dollar Trust		198,036
3,400	CurrencyShares Japanese Yen Trust		413,780
			611,816

	INTERNATIONAL	20.66%
22,300	Vanguard FTSE All-world Ex-US Index Fund		1,159,823
22,200	Ishares MSCI Emerging Markets Index		1,110,000
10,800	Ishares MSCI Brazil Index Fund		839,376
30,600	Ishares MSCI Canada Index Fund		1,031,220
24,900	Ishares FTSE China 25 Index Fund		1,125,729
20,600	Ishares MSCI Japan Index Fund		216,918
72,900	Ishares MSCI Malaysia Index Fund		1,094,229
20,300	Market Vectors Russia ETF		836,969
			7,414,264

	DOMESTIC EQUITY	37.52%
11,300	Consumer Discretionary Select Sector SPDR Fund		458,554
17,900	Ishares S&P North American Natural Resources Sector Index Fund		843,627
10,700	Ishares S&P North American Technology-Multimedia Networking Index Fund		385,521
3,800	Market Vectors Agribusiness ETF		216,030
15,300	Market Vectors Gold Miners ETF		951,048
24,900	Market Vectors Junior Gold Miners ETF		1,037,085
7,900	SPDR KBW Bank ETF		202,477
30,300	SPDR KBW Regional Banking ETF		809,010
5,600	SPDR Metals & Mining ETF		423,304
14,600	SPDR S&P Oil & Gas Exploration & Production ETF		930,312
19,000	Technology Select Sector SPDR Fund		508,250
35,400	Consumer Staples Select Sector SPDR Fund		1,115,808
11,100	Energy Select Sector SPDR Fund		892,884
25,500	Financial Select Sector SPDR Fund		417,435
33,400	Health Care Select Sector SPDR Fund		1,178,018
11,000	Industrial Select Sector SPDR Fund		425,700
26,100	Materials Select Sector SPDR		1,066,707
12,600	Semiconductor HOLDRs Trust		462,294
34,400	Utilities Select Sector SPDR Fund		1,140,704
			13,464,768

	MID CAP	3.24%
6,300	Midcap SPDR Trust Series 1		1,163,043

	SMALL CAP	3.08%
12,800	Ishares Russell 2000 Index Fund		1,105,536

	TOTAL EXCHANGE-TRADED FUNDS	77.17%	27,697,687

	INVESTMENT COMPANIES	22.83%
8,192,901	Federated Treasury Obligations Fund 0.01% **		8,192,901

	TOTAL INVESTMENTS	100.00%	35,890,588

**Effective 7 day yield as of April 30, 2011

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE-TRADED FUNDS	$ 27,697,687	-	-	$ 27,697,687
INVESTMENT COMPANIES	8,192,901	-	-	8,192,901
Common Stocks	$ 35,890,588	-	-	$ 35,890,588

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant) World Funds Trust

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: June 24, 2011

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: June 24, 2011

 By: /s/ Karen Shupe

 Karen Shupe Principal Financial Officer

 Date: June 24, 2011